Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 06, 2018	Dec. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital expenditure commitments			$ 25,900
Letters of credit outstanding amount		$ 10,300	10,300
Liability		515,471	515,471	$ 230,143
Surety bonds and other bank issued guarantees		41,400	41,400	36,700
Other Liabilities [Member]
Liability		6,700	6,700	4,500
Successor [Member]
Rental expense		57,800
Liability		$ 512,318	$ 512,318
Predecessor [Member] | NPS Holdings Limited [Member]
Rental expense	$ 19,500			36,900	$ 24,400
Liability				$ 230,143